Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2024	2023	2022
	(in € millions)
Key management compensation
Short term employee benefits	7	10	6
Share-based compensation	37	33	37
Total	44	43	43